Notes Payable and Lines of Credit - Summary of Short-Term and Long-Term Debt Obligations (Detail) (USD $)	Jun. 30, 2013	Apr. 10, 2013	Dec. 31, 2012	Dec. 31, 2011	Jan. 31, 2008
Debt Obligations [Line Items]
Notes Payable, Current Portion	$ 1,564,014		$ 3,836,567	$ 100,000
Line of Credit, Principal Balance	1,500,000
Unamortized Debt Discount		(3,500,000)		(161,000)	(3,191)
Line of Credit, Current Portion	7,996,500		2,871,200
Lines of Credit, Long-Term			6,000,000	8,437,255
Notes Payable, Long-Term			2,440,683	1,912,365
December 2011 Financing Transaction [Member]
Debt Obligations [Line Items]
Line of Credit, Principal Balance	1,500,000		6,000,000
Secured Note Payable [Member]
Debt Obligations [Line Items]
Notes Payable, Current Portion		64,014
Other Note Payable [Member]
Debt Obligations [Line Items]
Notes Payable, Long-Term			100,000
Notes Payable, Current Portion [Member]
Debt Obligations [Line Items]
Unamortized debt discount			(243,300)
Notes Payable, Current Portion	1,564,014		3,836,567	100,000
Notes Payable, Current Portion [Member] | December 2011 Financing Transaction [Member]
Debt Obligations [Line Items]
Line of Credit, Principal Balance	1,500,000		4,000,000
Notes Payable, Current Portion [Member] | Secured Note Payable [Member]
Debt Obligations [Line Items]
Line of Credit, Principal Balance	64,014		79,867
Notes Payable, Current Portion [Member] | Other Note Payable [Member]
Debt Obligations [Line Items]
Line of Credit, Principal Balance				100,000
Line of Credit, Current [Member]
Debt Obligations [Line Items]
Line of Credit, Principal Balance	8,000,000		3,000,000
Unamortized Debt Discount	(3,500)		(128,800)
Line of Credit, Current Portion	7,996,500		2,871,200
Notes Payable Noncurrent [Member]
Debt Obligations [Line Items]
Unamortized debt discount			(3,681,615)	(1,087,635)
Notes Payable, Long-Term			2,440,683	1,912,365
Notes Payable Noncurrent [Member] | December 2011 Financing Transaction [Member]
Debt Obligations [Line Items]
Line of Credit, Principal Balance			2,000,000	3,000,000
Notes Payable Noncurrent [Member] | Secured Note Payable [Member]
Debt Obligations [Line Items]
Line of Credit, Principal Balance			22,298
Notes Payable Noncurrent [Member] | 2012 convertible debt financing transaction [Member]
Debt Obligations [Line Items]
Line of Credit, Principal Balance			3,000,000
Notes Payable Noncurrent [Member] | December 2012 Bridge Financing Transaction [Member]
Debt Obligations [Line Items]
Line of Credit, Principal Balance			1,000,000
Notes Payable Noncurrent [Member] | Other Note Payable [Member]
Debt Obligations [Line Items]
Line of Credit, Principal Balance			100,000
Lines of Credit, Long-Term [Member]
Debt Obligations [Line Items]
Line of Credit, Principal Balance			6,000,000	9,000,000
Unamortized debt discount				(562,745)
Lines of Credit, Long-Term			$ 6,000,000	$ 8,437,255